NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2023
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

The following table sets forth the computation of the basic and diluted net loss per share (in thousands except share and per share data):

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2023	2022	2023	2022
Numerator:
Net income(loss)	$2,893	$(2,092)	$(6,814)	$(8,685)
Denominator
Weighted-average shares of common stock outstanding used to compute net loss per share, basic and diluted	15,429,359	15,424,359	15,427,137	8,950,608
Net income(loss) per share, basic and diluted	$0.19	$(0.14)	$(0.44)	$(0.97)